Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,103.25
Previously Paid Amount	0.15
Total Fee Amount	0.15
Total Offset Amount	0.00
Net Fee	$ 0.00